Fair Value of Option Units Granted and Related Assumptions (Detail) (Option units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 7.84	$ 9.76	$ 7.37
Assumptions used to calculate fair value:
Volatility	43.00%	43.00%	36.00%
Risk-free interest rate	0.60%	1.60%	1.90%
Expected term	5 years	5 years	5 years
Dividends	$ 0	$ 0	$ 0